Financial Instruments - Summary of Detailed Information About Hedging Instruments (Detail) - Currency risk [member] - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
January 2022 – June 2022 [member] | USD | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		16,119
January 2022 – September 2022 [member] | USD | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		(10,849)
June 2022 [member] | EUR | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,091
June 2022 [member] | EUR | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		(641)
July 2022 – April 2023 | USD | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	20,387
July 2022 – May 2023 | USD | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	(17,895)
October 2022 – March 2023 | EUR | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,568
March 2023 | EUR | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	(2,453)